UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-23306

Collaborative Investment Series Trust

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Anydrus Advantage ETF

NDOW︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Anydrus Advantage ETF (the "Fund") for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at https://anydrusfunds.com. You can also request this information by contacting us at 1-877-694-3532.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Anydrus Advantage ETF	$97	1.85%

     *Annualized

Fund Statistics

Net Assets	$51,487,051
Number of Portfolio Holdings	144
Net Investment Advisory Fees	$277,457
Portfolio Turnover Rate	142%

What did the Fund invest in?

(as of 9/30/2025)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	40.8
Exchange-Traded Funds	59.2
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Anydrus Advantage ETF

Additional information about the Fund including its prospectus, financial information, holdings, federal tax information, and proxy voting information, is available on the Fund’s website at https://anydrusfunds.com, or upon request, by calling 1-877-694-3532.

Semi-Annual Shareholder Report — September 30, 2025

NDOW-09/25-SAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information

Anydrus Advantage ETF (NDOW)

September 30, 2025

Page

Item 7 –Financial Statements and Additional Information
TABLE OF CONTENTS
Portfolio of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Additional Information	20
Item 8 –Changes in and Disagreements with Accountants for Open-End Management Investment Companies	21
Item 9 –Proxy Disclosures for Open End Management Investment Companies	21
Item 10 –Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	21
Item 11 –Statement Regarding Basis for Approval of Investment Advisory Contract	21

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 1

Portfolio of InvestmentsSeptember 30, 2025 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 40.0%
Communication Services — 4.0%
2,742	Alphabet, Inc., Class A	666,580
2,499	Baidu, Inc., ADR(a)	329,293
4,776	KT Corp., ADR	93,132
561	Meta Platforms, Inc., Class A	411,987
121	Netflix, Inc.(a)	145,069
4,413	Telkom Indonesia Persero Tbk PT, ADR	83,053
1,197	VEON, Ltd., ADR(a)	65,153
2,516	Walt Disney Co. (The)	288,082
		2,082,349
Consumer Discretionary — 4.3%
1,850	Alibaba Group Holding, Ltd., ADR	330,651
2,674	Amazon.com, Inc.(a)	587,130
6,082	Carnival Corp.(a)	175,831
499	Expedia Group, Inc.	106,661
1,082	LVMH Moet Hennessy Louis Vuitton SE, ADR	132,339
13,597	Melco Resorts & Entertainment, Ltd., ADR(a)	124,684
49	MercadoLibre, Inc.(a)	114,510
705	Ralph Lauren Corp.	221,060
174	Tesla, Inc.(a)	77,381
429	Toyota Motor Corp., ADR	81,978
236	Ulta Beauty, Inc.(a)	129,033
1,206	Wynn Resorts, Ltd.	154,694
		2,235,952
Consumer Staples — 1.2%
2,104	Coca-Cola Co. (The)	139,537
1,020	Coca-Cola Femsa SAB de CV, ADR	84,762
550	Hershey Co. (The)	102,878
1,948	US Foods Holding Corp.(a)	149,256
1,571	Walmart, Inc.	161,907
		638,340
Energy — 1.5%
857	Cheniere Energy, Inc.	201,378
5,870	Devon Energy Corp.	205,802
3,676	Occidental Petroleum Corp.	173,691
6,223	Schlumberger NV	213,885
		794,756

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 2

Portfolio of Investments (continued)September 30, 2025 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 40.0% (continued)
Financials — 6.0%
10,073	Aegon, Ltd.	80,483
989	Allstate Corp. (The)	212,290
504	American Express Co.	167,409
701	Ameris Bancorp	51,390
1,399	BankUnited, Inc.	53,386
5,214	Barclays PLC, ADR	107,773
1,150	Capital One Financial Corp.	244,466
863	Community Trust Bancorp, Inc.	48,285
10,746	FinVolution Group, ADR	79,198
1,735	First Interstate BancSystem, Inc.	55,294
599	Futu Holdings, Ltd., ADR	104,172
1,141	Glacier Bancorp, Inc.	55,532
1,173	Hartford Insurance Group, Inc. (The)	156,466
877	JPMorgan Chase & Co.	276,631
564	Kaspi.KZ JSC, ADR	46,068
14,162	Nomura Holdings, Inc., ADR(a)	102,958
5,464	NU Holdings, Ltd., Class A(a)	87,479
1,453	PayPal Holdings, Inc.(a)	97,438
760	Prosperity Bancshares, Inc.	50,426
636	QCR Holdings, Inc.	48,107
1,433	Synchrony Financial	101,815
723	Tompkins Financial Corp.	47,870
461	Travelers Cos., Inc. (The)	128,720
1,126	TriCo Bancshares	50,006
788	Visa, Inc., Class A	269,008
902	Webster Financial Corp.	53,615
3,119	Wells Fargo & Co.	261,435
		3,037,720
Health Care — 3.9%
775	AbbVie, Inc.	179,444
1,965	Boston Scientific Corp.(a)	191,843
3,180	Bristol-Myers Squibb Co.	143,417
854	Cardinal Health, Inc.	134,044
752	Danaher Corp.	149,091
812	Encompass Health Corp.	103,140
2,192	Exact Sciences Corp.(a)	119,924
1,356	Gilead Sciences, Inc.	150,516

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of Investments (continued)September 30, 2025 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 40.0% (continued)
Health Care — 3.9% (continued)
2,576	Halozyme Therapeutics, Inc.(a)	188,924
537	IQVIA Holdings, Inc.(a)	101,998
718	Johnson & Johnson	133,132
1,668	Medtronic PLC	158,860
1,502	Merck & Co., Inc.	126,063
538	ResMed, Inc.	147,267
		2,027,663
Industrials — 3.1%
901	Chart Industries, Inc.(a)	180,335
1,818	Delta Air Lines, Inc.	103,172
163	EMCOR Group, Inc.	105,875
401	Honeywell International, Inc.	84,411
360	Huntington Ingalls Industries, Inc.	103,648
921	ITT, Inc.	164,638
1,229	Tecnoglass, Inc.	82,233
1,339	Textron, Inc.	113,132
2,066	Uber Technologies, Inc.(a)	202,405
703	UFP Industries, Inc.	65,723
668	Union Pacific Corp.	157,895
251	United Rentals, Inc.	239,620
		1,603,087
Information Technology — 13.6%
1,162	Amphenol Corp., Class A	143,798
1,900	Apple, Inc.	483,797
1,217	Arista Networks, Inc.(a)	177,329
347	ASML Holding NV, NYS	335,927
627	Broadcom, Inc.	206,854
637	Credo Technology Group Holding, Ltd.(a)	92,754
1,351	Datadog, Inc., Class A(a)	192,382
7,515	Hexagon AB, ADR	89,353
2,869	Infineon Technologies AG, ADR	112,121
6,548	Infosys, Ltd., ADR	106,536
6,308	Intel Corp.(a)	211,633
218	KLA Corp.	235,135
774	Lam Research Corp.	103,639
1,630	Marvell Technology, Inc.	137,034
2,902	Micron Technology, Inc.	485,563

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)September 30, 2025 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 40.0% (continued)
Information Technology — 13.6% (continued)
1,435	Microsoft Corp.	743,259
456	MongoDB, Inc.(a)	141,533
358	Monolithic Power Systems, Inc.	329,589
918	Nice, Ltd., ADR(a)	132,908
4,485	NVIDIA Corp.	836,810
910	Palo Alto Networks, Inc.(a)	185,294
1,268	Pure Storage, Inc., Class A(a)	106,271
1,451	QUALCOMM, Inc.	241,388
43,116	Rezolve AI PLC(a)	214,718
562	SAP SE, ADR	150,172
2,294	Silicon Motion Technology Corp., ADR	217,494
1,721	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	480,658
260	VeriSign, Inc.	72,688
		6,966,637
Materials — 1.7%
2,907	ArcelorMittal SA	105,088
7,151	Constellium SE(a)	106,407
5,937	Holcim AG, ADR	100,632
315	Linde PLC	149,625
1,825	Newmont Corp.	153,866
3,186	Ternium SA, ADR	110,650
13,448	Vale SA, ADR	146,045
		872,313
Utilities — 0.7%
2,121	Sempra	190,848
202	Talen Energy Corp.(a)	85,926
404	Vistra Corp.	79,152
		355,926
Total Common Stocks (Cost $17,924,628)		20,614,743

Exchange-Traded Funds — 58.2%
48,363	Flexshares Developed Markets EX-US Quality Low Volatility Index Fund ETF	1,502,087
7,532	Franklin FTSE Saudi Arabia ETF	261,174
14,681	Future Fund Long/Short ETF (The)	372,897
14,794	GraniteShares Platinum Trust ETF(a)	223,537
36,862	iShares 1-3 Year International Treasury Bond ETF	2,808,148

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)September 30, 2025 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 40.0% (continued)
Exchange-Traded Funds — 58.2% (continued)
93,141	Ishares 25+ Year Treasury STRIPS Bond ETF	906,262
18,012	iShares Core MSCI International Developed Markets ETF	1,444,022
125,712	iShares iBonds Dec 2027 Term Treasury ETF	2,831,035
124,297	iShares iBonds Dec 2028 Term Treasury ETF	2,782,388
39,720	iShares International Select Dividend ETF	1,451,766
32,617	iShares International Treasury Bond ETF	1,389,484
13,945	iShares MSCI Indonesia ETF	244,735
13,358	iShares MSCI United Kingdom ETF	560,635
5,401	iShares Silver Trust(a)	228,840
52,882	NYLI Merger Arbitrage ETF	1,898,464
48,158	SPDR Bloomberg International Corporate Bond ETF	1,555,022
22,392	SPDR S&P Emerging Markets Dividend ETF	869,929
33,154	SPDR SSgA Multi-Asset Real Return ETF	1,023,796
55,845	USCF Summerhaven Dynamic Commodity Strategy NO K 1 Fund ETF	1,284,435
6,402	VanEck Bitcoin ETF(a)	207,233
22,433	Vanguard FTSE All-World ex-US ETF	1,601,043
39,478	Vanguard Intermediate-Term Treasury ETF	2,369,864
33,413	Vanguard Long-Term Treasury ETF	1,899,863
2,554	Virtus Reaves Utilities ETF	213,106
Total Exchange-Traded Funds (Cost $28,540,583)		29,929,765

Total Investments — 98.2% (Cost $46,465,211)		50,544,508
Other Assets in Excess of Liabilities — 1.8%		942,543
Net Assets — 100.0%		51,487,051

(a) Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

NYLI — New York Life Investments

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

SSgA — State Street Global Advisors

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Statement of Assets and LiabilitiesSeptember 30, 2025 (Unaudited)

Anydrus Advantage ETF
Assets:
Investments, at value (Cost $46,465,211)	$50,544,508
Cash	1,190,866
Dividends and interest receivable	10,589
Receivable for investments sold	299,091
Prepaid expenses and other assets	12,102
Total Assets	52,057,156
Liabilities:
Payable for investments purchased	468,492
Accrued expenses:
Advisory	53,025
Administration	8,358
Custodian	144
Filing fees	94
Fund accounting	16,854
Legal and audit	16,855
Trustee	745
Other	5,538
Total Liabilities	570,105
Net Assets	$51,487,051
Net Assets consist of:
Paid-in Capital	$47,921,242
Total Distributable Earnings (Loss)	3,565,809
Net Assets	$51,487,051

Net Assets:	$51,487,051
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,900,000
Net Asset Value (offering and redemption price per share):	$27.10

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Statement of OperationsFor the period ended September 30, 2025 (Unaudited)

Anydrus Advantage ETF
Investment Income:
Dividend income	$606,439
Total Investment Income	606,439
Expenses:
Advisory	281,203
Administration	44,937
Compliance services	4,397
Custodian	4,707
Fund accounting	51,647
Legal and audit	16,053
Printing	2,449
Trustee	2,345
Other	12,927
Total Expenses before fee reductions	420,665
Expenses contractually waived and/or reimbursed by the Advisor	(3,746)
Total Net Expenses	416,919
Net Investment Income (Loss)	189,520
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	258,556
Net realized gains (losses) from in-kind transactions	320,958
Change in unrealized appreciation (depreciation) on investments	3,662,562
Net Realized and Unrealized Gains (Losses) from Investments:	4,242,076
Change in Net Assets Resulting From Operations	$4,431,596

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Statements of Changes in Net Assets

	Anydrus Advantage ETF
	Six months ended September 30, 2025 (Unaudited)	For the period May 13, 2024(a) through March 31, 2025
From Investment Activities:
Operations:
Net investment income (loss)	$189,520	$408,295
Net realized gains (losses) from investments and in-kind transactions	579,514	(1,038,679)
Change in unrealized appreciation (depreciation) on investments	3,662,562	416,734
Change in net assets resulting from operations	4,431,596	(213,650)
Distributions to Shareholders From:
Earnings	—	(539,504)
Change in net assets from distributions	—	(539,504)
Capital Transactions:
Proceeds from shares issued	12,716,046	42,016,875
Cost of shares redeemed	(2,565,489)	(4,358,823)
Change in net assets from capital transactions	10,150,557	37,658,052
Change in net assets	14,582,153	36,904,898
Net Assets:
Beginning of period	36,904,898	—
End of period	$51,487,051	$36,904,898
Share Transactions:
Issued	500,000	1,675,000
Redeemed	(100,000)	(175,000)
Change in shares	400,000	1,500,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Financial Highlights

Anydrus Advantage ETF	Six months ended September 30, 2025 (Unaudited)	May 13, 2024(a) through March 31, 2025
Net Asset Value, Beginning of Period	$24.60	$25.00

Net Investment Income (Loss)(b)	0.11	0.27
Net Realized and Unrealized Gains (Losses) on Investments	2.39	(0.33)
Total from Investment Activities	2.50	(0.06)

Distributions from Net Investment Income	—	(0.34)
Total Distributions	—	(0.34)
Net Asset Value, End of Period	$27.10	$24.60
Net Assets at End of Period (000’s)	$51,487	$36,905

Total Return at NAV(c)(d)	10.14%	(0.25)%
Ratio of Net Expenses to Average Net Assets(e)(f)	1.85%	1.85%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.87%	1.93%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	0.84%	1.24%
Portfolio Turnover(d)(i)	142%	243%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 10

Notes to Financial StatementsSeptember 30, 2025 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Anydrus Advantage ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund commenced operations on May 13, 2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the investment adviser is deemed to be the Chief Operating Decision Maker (“CODM”).

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to the circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs

Semi-Annual Shareholder Report | 12

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments as of September 30, 2025.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of September 30, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Anydrus Advantage ETF
Common Stocks(a)	$20,614,743	$20,614,743
Exchange-Traded Funds	29,929,765	29,929,765
Total Investments	$50,544,508	$50,544,508

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding,

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Fund may own shares of ETFs that may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the Fund.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

Semi-Annual Shareholder Report | 14

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Collaborative Fund Advisors, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 1.25% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, through July 31, 2026, to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) would not exceed 1.85%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

As of September 30, 2025, the Advisor may recoup amounts from the Fund as follows:

	Waived/ Reimbursed FY 2025 Expires 03/31/2028	Waived/Reimbursed FY 2026 Expires 03/31/2029	Total
Anydrus Advantage ETF	$27,521	$3,746	$31,267

At September 30, 2025, there is no commitment or contingent liability expected.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended September 30, 2025, the Fund paid a total of $1,350 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2025, were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$62,958,186	$62,763,935

Purchases and sales of in-kind transactions for the period ended September 30, 2025, were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$12,480,222	$2,663,303

There were no purchases or sales of U.S. government securities during the period ended September 30, 2025.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in

Semi-Annual Shareholder Report | 16

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

Creation Units, Shares of the Fund are not redeemable. Transactions in Shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Anydrus Advantage ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of September 30, 2025, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of a fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the tax year ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the tax year ended March 31, 2025, the Fund did not incur any interest or penalties.

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

As of the tax year ended March 31, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Anydrus Advantage ETF	$36,000,917	$463,683	$(250,385)	$213,298

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and passive foreign investment companies mark to market.

The tax character of distributions paid during the tax year ended March 31, 2025, was as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Anydrus Advantage ETF	$539,504	$—	$539,504	$539,504

As of the tax year ended March 31, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Anydrus Advantage ETF	$92,394	$—	$92,394	$(1,171,479)	$213,298	$(865,787)

As of the tax year ended March 31, 2025, the Fund has net capital loss carryforwards not subject to expiration as summarized in the table below.

Short Term Amount
Anydrus Advantage ETF	$1,171,479

Permanent Tax Differences:

As of the tax year ended March 31, 2025, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to the tax treatment of realized gains and losses attributable to redemptions in kind; prior year financial statement to tax return adjustments:

	Total Distributable Earnings (Loss)	Paid-in Capital
Anydrus Advantage ETF	$(112,633)	$112,633

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

(7) Investment Risks

ETF Risk

The NAV of a fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.  It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (continued)September 30, 2025 (Unaudited)

(8) Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Advisor acts as the Fund’s CODM and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation are determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

(9) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2025.

Semi-Annual Shareholder Report | 20

Additional InformationSeptember 30, 2025 (Unaudited)

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by (i) calling 1-866-904-0406; (ii) visiting www.anydrusfunds.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Shareholder Report | 21

Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	December 5, 2025

By (Signature and Title)	/s/ Bill McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	December 5, 2025